S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	May 12, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	6,750,000
GSR V Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 55,556
Convertible Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Private Placements Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 6,185,000	[1]
Securities Issued or to be Issued, Shares (in Shares) | shares	618,500	[1],[2]

[1]	At its election, Polaris Advisory Partners LLC may purchase up to an aggregate of 68,500 private placement units (or 121,000 private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit, or $685,000 (or $1,210,000 if the underwriters’ over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering. If Polaris Advisory Partners LLC participates in the private placement, GSR Sponsor will reduce its purchase of private placement units by the corresponding number of private placement units purchased by Polaris Advisory Partners LLC, provided that in no event will the private placement exceed 618,500 private placement units (or 671,000 private placement units if the underwriters exercise their over-allotment option in full).
[2]	The non-managing sponsor members have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests in GSR Sponsor, an aggregate of 550,000 private placement units at a price of $10.00 per unit ($5,500,000) in a private placement that will close simultaneously with the closing of this offering.